Subsequent Events	9 Months Ended
Sep. 30, 2026
Subsequent Events
Subsequent Events

10.    Subsequent Events

Consistent with the Company’s variable dividend policy, the Board of Directors declared a cash dividend on November 3, 2026, of $0.27 per common share for the quarter ended September 30, 2026. The dividend will be paid on December 15, 2026, to all shareholders of record on November 27, 2026.

In October 2026, the Company completed the opportunistic sale of the Ardmore Endeavour (2013-built, STX, no scrubber) for $34.3 million.